Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,784,505.00
Previously Paid Amount	0.00
Total Fee Amount	677.25
Total Offset Amount	0.00
Net Fee	$ 677.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A